SUPPLEMENT TO THE
SPARTAN(registered trademark) TOTAL MARKET INDEX FUND,
SPARTAN EXTENDED MARKET INDEX FUND, AND SPARTAN INTERNATIONAL INDEX
FUND
APRIL 21, 1999
PROSPECTUS

Shares of each fund purchased after April 28, 1999 will no longer be subject to a purchase fee. However, each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares purchased after April 28, 1999 after holding them for less than 90 days.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 5.

PERFORMANCE

The following information illustrates the funds' performance over the past year and compares the funds' performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

SPARTAN TOTAL MARKET INDEX FUND

Calendar Year                                                        1998

                                                                     24.03%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 24.03

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN TOTAL MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.03% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -12.01% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN TOTAL MARKET INDEX FUND WAS 3.92%.

SPARTAN EXTENDED MARKET INDEX
FUND

Calendar Year                                                      1998

                                                                   9.31%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 9.310000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN EXTENDED MARKET INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 22.69% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -18.48% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN EXTENDED
MARKET INDEX FUND WAS -0.37%.

SPARTAN INTERNATIONAL INDEX
FUND

Calendar Year                                                    1998

                                                                 21.16%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 21.16

DURING THE PERIOD SHOWN IN THE CHART FOR SPARTAN INTERNATIONAL INDEX FUND, THE HIGHEST RETURN FOR A QUARTER WAS 21.51% (QUARTER ENDING
DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -14.38% (QUARTER ENDING SEPTEMBER 30, 1998).

THE YEAR-TO-DATE RETURN AS OF MARCH 31, 1999 FOR SPARTAN INTERNATIONAL INDEX FUND WAS 1.63%.

Effective April 29, 1999, the following information replaces similar information found in "Performance" beginning on page 5.

AVERAGE ANNUAL RETURNS

For the period ended             Life of  fund A,B
December 31, 1998

Spartan Total Market Index Fund  24.03%

Wilshire 5000 Index              23.43%

Lipper Growth & Income Funds     15.61%
Average

Spartan Extended Market Index    9.31%
Fund

Wilshire 4500 Index              8.63%

Lipper Growth & Income Funds     15.61%
Average

Spartan International Index      21.16%
Fund

Morgan Stanley Cap. Intl.        20.27%
Europe, Australasia, Far
East Index

Lipper International Funds       13.02%
Average

A BEGINNING JANUARY 1 OF THE FIRST CALENDAR YEAR FOLLOWING THE FUND'S COMMENCEMENT OF OPERATIONS.

B FROM JANUARY 1, 1998.

The following information replaces similar information found in "Fee Table" beginning on page 7.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on historical expenses, adjusted to reflect current fees, but do not reflect the effect of any expense reimbursements.

Effective April 29, 1999, the following information replaces similar information found in "Fee Table" beginning on page 7.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on         None
purchases and reinvested
distributions

Deferred sales charge (load)   None
on redemptions

Redemption fee on shares held
less than 90 days (as a % of
amount redeemed)

Spartan Total Market Index     0.50%

Spartan Extended Market Index  0.75%

Spartan International Index    1.00%

Annual index account fee (for  $10.00
accounts under $10,000)

   The following information replaces the "Annual fund operating expenses" table and footnotes A - D found in "Fee Table" beginning on page 7.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

SPARTAN TOTAL MARKET INDEX FUND  Management fee                0.24%

                                 Distribution and Service     None
                                 (12b-1) fee

                                 Other expenses                0.41%

                                 Total annual fund operating   0.65%
                                 expensesA

SPARTAN EXTENDED MARKET INDEX    Management fee                0.24%
FUND

                                 Distribution and Service     None
                                 (12b-1) fee

                                 Other expenses                0.51%

                                 Total annual fund operating   0.75%
                                 expensesA

SPARTAN INTERNATIONAL INDEX      Management fee                0.34%
FUND

                                 Distribution and Service     None
                                 (12b-1) fee

                                 Other expenses                0.63%

                                 Total annual fund operating   0.97%
                                 expensesA

   A EFFECTIVE NOVEMBER 5, 1997, FMR HAS VOLUNTARILY AGREED TO REIMBURSE SPARTAN TOTAL MARKET INDEX FUND, SPARTAN EXTENDED MARKET INDEX FUND, AND SPARTAN INTERNATIONAL INDEX FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE COMMISSIONS AND OTHER TRANSACTION COSTS, OR EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS AVERAGE NET ASSETS, EXCEED 0.25%, 0.25%, AND 0.35%, RESPECTIVELY. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in "Fee Table" beginning on page 7.

This EXAMPLE helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

SPARTAN TOTAL MARKET INDEX FUND  1 year    $ 66

                                 3 years   $ 208

                                 5 years   $ 362

                                 10 years  $ 810

SPARTAN EXTENDED MARKET INDEX    1 year    $ 77
FUND

                                 3 years   $ 240

                                 5 years   $ 417

                                 10 years  $ 930

SPARTAN INTERNATIONAL INDEX      1 year    $ 99
FUND

                                 3 years   $ 309

                                 5 years   $ 536

                                 10 years  $ 1,190

The following information replaces the first paragraph under the heading "Principal Investment Strategies" for Spartan International Index Fund on page 10.

BT normally invests at least 80% of the fund's assets in common stocks included in the MSCI EAFE Index. The MSCI EAFE Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom), Australia, New Zealand, Hong Kong, Japan, and Singapore. The MSCI EAFE Index broadly represents the performance of foreign stock markets.

Effective April 29, 1999, the following information replaces the first four paragraphs under the heading "Buying Shares" in "Buying and Selling Shares" beginning on page 13.

BUYING SHARES

The price to buy one share of each fund is the fund's NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the next NAV calculated after your investment is received in proper form.

Effective April 29, 1999, the following information replaces the first two paragraphs under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 13.

SELLING SHARES

The price to sell one share of each fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each fund will deduct a short-term trading fee of 0.50% for Spartan Total Market Index Fund, 0.75% for Spartan Extended Market Index Fund, or 1.00% for Spartan International Index Fund, from the redemption amount if you sell shares after holding them less than 90 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The short-term trading fee does not apply to shares that were acquired through reinvestment of distributions.

Your shares will be sold at the next NAV calculated after your order is received in proper form, minus the short-term trading fee, if applicable.

Effective June 26, 1999, the following information supplements information found under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 13.

Spartan Extended Market Index Fund and Spartan International Index Fund will not deduct a short-term trading fee from redemptions by Fidelity Four-in-One Index Fund accounts. However, Fidelity Four-in-One Index Fund will deduct a short-term trading fee from redemptions and will pay the fee to each of its underlying funds with a short-term trading fee, including Spartan Extended Market Index Fund and Spartan International Index Fund, based on the level of the underlying fund's short-term trading fee and the percentage of Fidelity Four-in-One Index's assets allocated to that fund.

The following information replaces similar information found under the heading "Selling Shares" in "Buying and Selling Shares" beginning on page 13.

(small solid bullet) Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Effective April 29, 1999, the following information replaces the last paragraph in "Exchanging Shares" beginning on page 19.

Other funds may have different exchange restrictions, and may impose trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.

Effective April 29, 1999, the following information replaces the penultimate paragraph under the heading "Policies" in "Account
Features and Policies" beginning on page 19.

If your ACCOUNT BALANCE falls below $10,000 (except accounts not subject to account minimums), you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity may close your account and send the proceeds to you. Your shares will be sold at the NAV, minus the short-term trading fee, if applicable, on the day your account is closed.

The following information replaces the fifth paragraph found under the heading "Fund Management" in the "Fund Services" section on page 25.

Bankers Trust Company (BT) serves as sub-adviser and custodian for each fund. BT chooses each fund's investments and places orders to buy and sell each fund's investments.

The following information replaces the eighth paragraph found under the heading "Fund Management" in the "Fund Services" section on page 25.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, each fund's Board of Trustees approved a new sub-advisory agreement among each fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces the third and fourth full paragraphs found under the heading "Fund Management" in the "Fund
Services" section on page 26.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. Spartan Total Market Index's, Spartan Extended Market Index's, and Spartan International Index's annual management fee rate is 0.24%, 0.24%, and 0.34%, respectively, of its average net assets.

FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index each paid a management fee at an annual rate of 0.24%, 0.24%, and 0.34%, respectively, of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT. The total management and sub-advisory fees for Spartan Total Market Index, Spartan Extended Market Index, and Spartan International Index for the fiscal year ended February 28, 1999, were 0.26%, 0.30%, and 0.35%, respectively.





SUPPLEMENT TO THE SPARTAN(registered trademark) U.S. EQUITY INDEX FUND APRIL 21, 1999
PROSPECTUS

The following information replaces the first paragraph found under the heading "Fee Table" in the "Fund Summary" section on page P-4.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees, but do not reflect the effect of any expense reimbursements or reduction of certain expenses.

The following information replaces the "Annual fund operating expenses" table and footnote A found under the heading "Fee Table" in the "Fund Summary" section beginning on page P-4.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

Management fee                0.24%

Distribution and Service     None
(12b-1) fee

Other expenses                0.18%

Total annual fund operating   0.42%
expensesA

A EFFECTIVE APRIL 18, 1997, FMR HAS    VOLUNTARILY     AGREED TO
REIMBURSE THE FUND TO THE EXTENT THAT TOTAL OPERATING EXPENSES
(EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.19%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page P-12.

(small solid bullet) Redemption proceeds may be paid in securities or other assets rather than in cash.

The following information replaces the fifth pargraph found under the heading "Fund Management" in the "Fund Services" section on page P-18.

BT serves as sub-adviser and custodian for the fund. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found under the heading "Fund Management" in the "Fund Services" section on page P-18.

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective on June 4, 1999. At a meeting held on September 30, 1999, shareholders approved this agreement.

The following information replaces the third and fourth full paragraphs found under the heading "Fund Management" in the "Fund
Services" section on page P-19.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets.

FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, the fund paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT. The total management and sub-advisory fees for the fund for the fiscal year ended February 28, 1999, were 0.24%.